Unaudited Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 14,529	$ 18,084
Accumulated depreciation on vessels and equipment	444,571	413,074
Accumulated depreciation on vessels under capital leases	$ 159,701	$ 152,020